Income Taxes - Summary of Domestic and Foreign Components of Net Income Before Income Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of geographical areas [line items]
Net income/(loss) before income taxes	$ 428.4	₨ 35,201.2	₨ (70,167.3)	₨ (116,727.3)
India [Member]
Disclosure of geographical areas [line items]
Net income/(loss) before income taxes	205.6	16,890.6	(26,380.2)	(28,703.4)
Other than India [Member]
Disclosure of geographical areas [line items]
Net income/(loss) before income taxes	$ 222.8	₨ 18,310.6	₨ (43,787.1)	₨ (88,023.9)